Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Class F
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 13,850	$ 12,733	$ 11,395	$ 11,779	$ 11,066	$ 10,953	$ 10,665	$ 10,146
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,506,207	1,384,452	1,238,688	1,280,463	1,202,524	1,191,339	1,158,632	1,103,025	$ 1,053,189	$ 1,006,568
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 13,398	12,299	11,389	11,987	11,498	11,289	10,820	10,550	10,178	9,823	$ 9,702
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 12,829	11,861	11,061	11,731	11,336	11,212	10,825	10,634	10,324	10,045	10,000
Class F
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 14,155	12,961	11,973	12,575	12,035	11,789	11,261	10,954	10,544	10,151	10,000
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,426,809	1,305,688	1,205,355	1,263,674	1,209,561	1,183,800	1,129,954	1,098,307	1,056,351	1,016,003	1,000,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,391	10,210	10,144	11,879	11,986	11,203	10,158	10,283
Morningstar LSTA US Leveraged Loan TR USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan TR USD
Account Value	$ 14,603	13,324	11,786	12,099	11,161	11,044	10,712	10,183
Morningstar LSTA US B- Ratings and Above Loan TR USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US B- Ratings and Above Loan TR USD
Account Value	$ 14,614	13,324	11,767	12,017	11,215	11,069	10,682	10,185
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,178,048	1,055,896	1,049,136	1,228,491	1,239,586	1,158,655	1,050,497	1,063,429	1,062,658	1,010,204
Morningstar LSTA US Leveraged Loan TR USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan TR USD
Account Value	$ 1,615,542	1,474,120	1,303,942	1,338,558	1,234,789	1,221,854	1,185,082	1,126,574	1,069,869	1,014,439
Morningstar LSTA US B- Ratings and Above Loan TR USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US B- Ratings and Above Loan TR USD
Account Value	$ 1,617,487	1,474,656	1,302,371	1,330,034	1,241,276	1,225,090	1,182,292	1,127,307	1,079,265	1,025,205
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
ICE BofA 0-3 Year US Treasury Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-3 Year US Treasury Total Return Index
Account Value	$ 11,623	10,925	10,594	10,967	10,961	10,644	10,251	10,199	10,160	10,085	10,000
ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index
Account Value	$ 14,820	13,564	12,452	12,909	12,276	12,260	11,694	11,298	10,811	10,226	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
ICE BofA 0-3 Year US Treasury Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-3 Year US Treasury Total Return Index
Account Value	$ 11,623	10,925	10,594	10,967	10,961	10,644	10,251	10,199	10,160	10,085	10,000
ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index
Account Value	$ 14,820	13,564	12,452	12,909	12,276	12,260	11,694	11,298	10,811	10,226	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
ICE BofA 0-3 Year US Treasury Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-3 Year US Treasury Total Return Index
Account Value	$ 11,623	10,925	10,594	10,967	10,961	10,644	10,251	10,199	10,160	10,085	10,000
ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index
Account Value	$ 14,820	13,564	12,452	12,909	12,276	12,260	11,694	11,298	10,811	10,226	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,200,442	1,075,969	1,069,080	1,251,844	1,263,150	1,180,681	1,070,467	1,083,645	1,082,859	1,029,408	1,000,000
ICE BofA 0-3 Year US Treasury Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-3 Year US Treasury Total Return Index
Account Value	$ 1,162,311	1,092,546	1,059,422	1,096,680	1,096,054	1,064,398	1,025,118	1,019,908	1,015,954	1,008,506	1,000,000
ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index
Account Value	$ 1,482,027	$ 1,356,437	$ 1,245,196	$ 1,290,933	$ 1,227,603	$ 1,226,031	$ 1,169,433	$ 1,129,770	$ 1,081,069	$ 1,022,553	$ 1,000,000